SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM INVESTMENTS
Schedule of short-term investments

		December 31,		December 31,
	Category	2018		2017
Notes	At amortized cost	15,191		7,605
Deposits	At amortized cost	14,388		27,826
Assets in Sistema Capital trust management (Notes 28, 31)	Financial asset at fair value through profit and loss	11,644		9,600
Loans	At amortized cost	7,050		5,669
Notes	Financial asset at fair value through other comprehensive income	70		57
Short-term investments (Gross)		48,343		50,757
Allowance for ECL		(480)	(1)	—
Total short-term investments		47,863		50,757
(1)	ECL Allowance related to loan granted to Mr. Pierre and Mr. Moussa Fattouche recognized at January 1, 2018 as a result of IFRS 9 implemetation.